Supplemental Financial Statement Data	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Supplemental Financial Statement Data
Note 5. Supplemental Financial Statement Data
Goodwill
The following table provides a summary of goodwill activity for the period presented:

(in millions)
Balance at June 28, 2024	$7,207
Divestiture (1)	(382)
Impairment charges	(1,830)
Foreign currency translation adjustment	2

Balance at March 28, 2025	$4,997

(1)
On September 28, 2024, the Company sold its majority interest in a subsidiary. See further discussion in Part 1, Item 1, Note 10,
Related Parties and Related Commitments and Contingencies
of the Notes to Condensed Consolidated Financial Statements included in this registration statement on Form S-1.

Goodwill attributed to the Company represents the historical goodwill balances in WDC’s business arising from acquisitions specific to the Company.
The Company determined that its single operating segment was also its single reporting unit. Goodwill is not amortized. Instead, it is tested for impairment annually as of the beginning of the Company’s fourth quarter or more frequently if events or changes in circumstances indicate that goodwill may be impaired. The Company uses qualitative factors to determine whether goodwill is more likely than not impaired and whether a quantitative test for impairment is considered necessary. If the Company concludes from the qualitative assessment that goodwill is more likely than not impaired, the Company is required to perform a quantitative assessment to determine the amount of impairment.
The Company is required to use judgment when assessing goodwill for impairment, including evaluating the impact of industry and macroeconomic conditions and the determination of the fair value of the reporting unit. In addition, the estimates and assumptions used to determine the fair value as well as the actual carrying value may change based on future changes in the Company’s results of operations, macroeconomic conditions, or other factors. Changes in these estimates and assumptions could materially affect the Company’s assessment of the fair value and goodwill impairment. In addition, if negative macroeconomic conditions continue or worsen, goodwill could become impaired, which could result in an impairment charge and materially adversely affect the Company’s financial condition and results of operations.
Subsequent to the completion of the separation, the Company identified potential impairment indicators related to macroeconomic indicators, industry developments, the trading price of the Company’s common stock and resulting market capitalization that warranted a quantitative impairment analysis of long-lived assets and goodwill.

In accordance with ASC No. 360, Property, Plant, and Equipment, the Company performed a recoverability test at the asset group level, which was determined to be equivalent to its reporting unit to assess potential impairments of long-lived assets comprised of property, plant and equipment. The results of the recoverability test showed that the estimated undiscounted net cash flows to be generated from the use and eventual disposition of the Company’s long-lived assets exceeded its net carrying value. As a result, no write-down of long-lived assets was recognized as of March 28, 2025.
Next, in accordance with ASC No. 350, Intangibles—Goodwill and Other, the Company performed a quantitative test by measuring the fair value of its reporting unit based on a weighing of two valuation methodologies: an income approach and a market approach.
The income approach valued the projected discounted cash flows that are expected to be generated by the Company’s reporting unit and required judgments and estimates surrounding general economic conditions and company-specific performance inputs such as revenue growth rates, gross margins, operating costs, capital expenditures, assumed tax rates and other assumptions deemed reasonable by management.
The market approach valued the reporting unit based on financial performance and market multiples of comparable public companies, including consideration of a control premium representing the estimated amount a market participant would pay to obtain a controlling interest in the Company.
The results of the quantitative test indicated that the carrying value of our reporting unit exceeded its estimated fair value, resulting in the recognition of a $1.8 billion impairment charge as of, and for the period ended, March 28, 2025, which was recorded in the accompanying Condensed Consolidated Statements of Operations.
For the nine months ended March 29, 2024, there were no impairment charges recorded.
Accounts receivable, net
From time to time, in connection with factoring agreements, WDC has sold certain of our trade accounts receivable without recourse to third-party purchasers in exchange for cash. As of March 28, 2025, the Company does not have any factoring agreements in place. During the nine months ended March 28, 2025, there were no trade accounts receivable sold by WDC or the Company. During the nine months ended March 29, 2024, WDC sold trade accounts receivable of the Company and received cash proceeds of $339 million. The discounts on the trade accounts receivable sold during the period were not material and were recorded within Other expense, net, in the Condensed Consolidated Statements of Operations. There were no factored receivables outstanding as of March 28, 2025 and June 28, 2024.

Inventories

	March 28, 2025	June 28, 2024
	(in millions)
Inventories:
Raw materials and component parts	$1,625	$1,398
Work-in-process	210	237
Finished goods	325	320

Total inventories	$2,160	$1,955

Property, plant and equipment, net

	March 28, 2025	June 28, 2024
	(in millions)
Property, plant and equipment:
Land	$10	$10
Machinery and equipment	1,481	2,340
Buildings and improvements	372	397
Computer equipment and software	170	123
Furniture and fixtures	18	16
Construction-in-process	46	108

Property, plant and equipment, gross	2,097	2,994
Accumulated depreciation	(1,494)	(2,203)

Property, plant and equipment, net	$603	$791

Product warranty liability
Changes in the warranty accrual were as follows:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Warranty accrual, beginning of period	$48	$42
Charges to operations	14	21
Utilization	(27)	(25)
Changes in estimate related to pre-existing warranties	4	5

Warranty accrual, end of period	$39	$43

The current portion of the warranty accrual was classified in Accrued expenses and the long-term portion was classified in Other liabilities as noted below:

	March 28, 2025	June 28, 2024
	(in millions)
Warranty accrual:
Current portion	$19	$27
Long-term portion	20	21

Total warranty accrual	$39	$48

Other liabilities

	March 28, 2025	June 28, 2024
	(in millions)
Other liabilities:
Non-current lease liability	$196	$171
Non-current net tax payable	119	56
Tax indemnification liability	110	—
Other non-current liabilities	55	59

Total other liabilities	$480	$286

In connection with the separation, the Company recorded a $112 million liability to indemnify WDC as a result of the Tax Matters Agreement entered into between the parties in connection with the separation. The indemnification pertains to certain WDC tax positions where the underlying issues are determined to be related to the Company’s business before the spin-off.
As WDC receives tax assessments, settles with tax authorities, or when the statute of limitation lapses, the indemnification liabilities will be reassessed and adjusted accordingly. This liability was subsequently reduced by approximately $2 million reflecting the outstanding balance as of March 28, 2025.

Accumulated other comprehensive loss
Accumulated other comprehensive loss (“AOCL”), net of tax, refers to expenses, gains, and losses that are recorded as an element of equity but are excluded from net income. The components of AOCL were as follows:

	Foreign Currency Translation Adjustment	Unrealized Income (Losses) on Derivative Contracts	Total Accumulated Comprehensive Loss
	(in millions)
Balance at June 28, 2024	$(208)	$(244)	$(452)
Other comprehensive income (loss)	(11)	175	164
Income tax expense related to items of other comprehensive income	—	(8)	(8)

Net current-period other comprehensive income (loss)	(11)	167	156
Net transfer to Western Digital Corporation	(4)	(6)	(10)

Balance at March 28, 2025	$(223)	$(83)	$(306)

During the nine months ended March 28, 2025, the amounts reclassified out of AOCL were losses related to foreign exchange contracts, substantially all of which were charged to Cost of revenue in the Condensed Consolidated Statements of Operations.
As of March 28, 2025, substantially all existing net losses related to cash flow hedges recorded in AOCL are expected to be reclassified to earnings within the next twelve months.

The Flash Business of Western Digital Corporation [Member]
Supplemental Financial Statement Data
Note 5. Supplemental Financial Statement Data
Goodwill
The following table provides a summary of goodwill activity for the periods presented:

(in millions)
Balance at July 2, 2021	$7,912
Reduction in goodwill in connection with disposition of business	(14)
Foreign currency translation adjustment	(11)

Balance at July 1, 2022	7,887
Impairment	(671)
Foreign currency translation adjustment	(4)

Balance at June 30, 2023	7,212
Foreign currency translation adjustment	(5)

Balance at June 28, 2024	$7,207

The Business determined that its single operating segment was also its single reporting unit. Goodwill is not amortized. Instead, it is tested for impairment annually as of the beginning of the Business’s fourth quarter, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. The Business uses qualitative factors to determine whether goodwill is more-likely-than-not
impaired and whether a quantitative test for impairment is considered necessary. If the Business concludes from the qualitative assessment that goodwill is more-likely-than-not-impaired,
the Business is required to perform a quantitative approach to determine the amount of impairment.
Management did not identify any impairment indicators as of June 28, 2024 and did not incur any goodwill impairment charges for 2024. During fiscal year 2023, management identified several factors, including changes in industry and macroeconomic conditions, that warranted a quantitative analysis of impairment for the Business. The fair value of the operating segment was based on a weighting of two valuation methodologies: an income approach and a market approach.
The income approach was based on the present value of the projected discounted cash flows (“DCF”) expected to be generated by the operating segment. Those projections required the use of significant estimates and assumptions specific to the reporting unit as well as those based on general economic conditions, which included, among other factors, revenue growth rates, gross margins, operating costs, capital expenditures, assumed tax rates and other assumptions deemed reasonable by management. The present value was based on applying a weighted average cost of capital (“WACC”) which considered long-term interest rates and cost of equity based on the Business’s risk profile.
The market approach was based on a guideline Business method, which analyzed market multiples of revenue for a group of comparable public companies.
The Business reconciled the aggregated estimated fair value of the operating segment to our Parent’s market capitalization, including consideration of a control premium representing the estimated amount a market participant would pay to obtain a controlling interest in the Business.
Management determined that the carrying value of the reporting unit exceeded its fair value as derived from the valuation methodologies described above, resulting in recognition of a $671 million impairment charge for the fiscal year ended June 30, 2023.
The Business is required to use judgment when assessing goodwill for impairment, including evaluating the impact of industry and macroeconomic conditions and the determination of the fair value of the reporting unit. In addition, the estimates used to determine the fair value of the reporting unit as well as the actual carrying value may change based on future changes in the Business’s results of operations, macroeconomic conditions or other factors. Changes in these estimates could materially affect the Business’s assessment of the fair value and goodwill impairment. In addition, if negative macroeconomic conditions continue or worsen, goodwill could become further impaired, which could result in an additional impairment charge and materially adversely affect the Business’s financial condition and results of operations.
In May 2022, the Business decided to exit its
RISC-V
development operations and completed the sale of a portion of the business for $25 million. The sale of this business included the transfer of a small number of employees and an immaterial amount of other tangible and intangible assets as well as goodwill. The transaction resulted in a gain of approximately $9 million recorded in employee termination, asset impairment and other charges in the Combined Statements of Operations for the fiscal year ended July 1, 2022. The revenues and expenses related to this business were not material to the Combined Financial Statements and did not qualify to be reported as a discontinued operation. The operating results of this business have been reflected in the Business’s results from continuing operations in the Combined Statements of Operations through the date of disposition.
Accounts receivable, net
From time to time, in connection with factoring agreements, our Parent sells certain of our trade accounts receivable without recourse to third-party purchasers in exchange for cash. In 2024, 2023 and 2022 the Parent sold trade accounts receivable of the Business and received cash proceeds of $339 million, $370 million and $103 million, respectively. The discounts on the trade accounts receivable sold during the periods were not material and were recorded within other income (expense), net in the Combined Statements of Operations. No factored receivables were outstanding as of June 28, 2024, and $70 million of factored receivables remained outstanding as of June 30, 2023.
Inventories

	June 28, 2024	June 30, 2023
	(in millions)
Inventories:
Raw materials and component parts	$1,398	$1,754
Work-in-process	237	182
Finished goods	320	333

Total inventories	$1,955	$2,269

Property, plant and equipment, net

	June 28, 2024	June 30, 2023
	(in millions)
Property, plant and equipment:
Land	$10	$35
Buildings and improvements	397	479
Machinery and equipment	2,340	2,280
Computer equipment and software	123	121
Furniture and fixtures	16	15
Construction-in-process	108	86

Property, plant and equipment, gross	2,994	3,016
Accumulated depreciation	(2,203)	(2,083)

Property, plant and equipment, net	$791	$933

Depreciation expense for property, plant and equipment totaled $224 million, $315 million and $306 million in 2024, 2023 and 2022, respectively.

Intangible assets
Intangibles are amortized over the estimated useful life based on the pattern in which the economic benefits are expected to be received. As of June 28, 2024 and June 30, 2023, all finite-lived intangible assets were fully amortized. During 2024, 2023 and 2022, the Business did not record any impairment charges related to finite-lived intangible assets.
Intangible asset amortization was as follows:

	2024	2023	2022
	(in millions)
Intangible asset amortization	$—	$133	$219
Product warranty liability
Changes in the warranty accrual were as follows:

	2024	2023	2022
	(in millions)
Warranty accrual, beginning of period	$42	$52	$48
Charges to operations	28	30	35
Utilization	(34)	(26)	(19)
Changes in estimate related to pre-existing warranties	12	(14)	(12)

Warranty accrual, end of period	$48	$42	$52

The current portion of the warranty accrual is classified in accrued expenses and the long-term portion is classified in other liabilities as noted below:

	2024	2023
	(in millions)
Warranty accrual:
Current portion (included in Accrued expenses)	$27	$23
Long-term portion (included in Other liabilities)	21	19

Total warranty accrual	$48	$42

Other liabilities
Other liabilities are as follows:

	2024	2023
	(in millions)
Other liabilities:
Non-current net tax payable	$56	$30
Long-term lease liability	171	88
Other non-current liabilities	59	61

Total other liabilities	$286	$179

Accumulated other comprehensive loss
Accumulated other comprehensive loss (“AOCL”), net of tax refers to expenses, gains and losses that are recorded as an element of equity but are excluded from net income (loss). The following table illustrates the changes in the balances of each component of AOCL:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Derivative Contracts	Total Accumulated Comprehensive Loss
	(in millions)
Balance at July 1, 2022	(130)	(277)	(407)
Other comprehensive income (loss)	(35)	128	93
Income tax expense related to items of other comprehensive income (loss)	—	(29)	(29)

Net current-period other comprehensive income (loss)	(35)	99	64

Balance at June 30, 2023	(165)	(178)	(343)
Other comprehensive loss	(43)	(87)	(130)
Income tax benefit related to items of other comprehensive loss	—	21	21

Net current-period other comprehensive loss	(43)	(66)	(109)

Balance at June 28, 2024	$(208)	$(244)	$(452)